Transactions with Related Parties, Central Mare Bridge Loan (Details) - Central Mare [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 05, 2022
Transactions with Related Parties [Abstract]
Maximum borrowing capacity under unsecured credit facility		$ 20,000
Related party interest expense	$ 169
Related party commitment fees	18
Related party arrangement fees	$ 400